UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5269

                                Brazil Fund, Inc.
                                -----------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

The Brazil Fund, Inc.
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------------

                                                                                              Shares             Value ($)
                                                                                    --------------------------------------
Equity Securities 97.6%
Consumer Discretionary 0.7%
Textiles, Apparel & Luxury Goods
Sao Paulo Alpargatas SA (Preferred)                                                       32,579,600            3,645,406

Consumer Staples 16.9%
Beverages 6.7%
Companhia de Bebidas das Americas (Preferred)                                            148,207,965           33,539,893

Food & Drug Retailing 2.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Preferred)                     540,916,400           10,950,766

Food Products 3.8%
Sadia SA (Preferred)                                                                      10,198,045           19,047,765

Personal Products 0.4%
Natura Cosmeticos SA*                                                                         98,000            1,981,252

Tobacco 3.8%
Souza Cruz SA (Voting)                                                                     1,735,943           18,810,603

Energy 11.6%
Oil & Gas
Petroleo Brasileiro SA (Preferred)                                                         1,773,458           58,209,618

Financials 13.6%
Banks
Banco Bradesco SA (Preferred)                                                                322,443           16,996,209
Banco Itau Holding Financeira SA (Preferred)                                             462,349,180           51,345,178
                                                                                                              -----------
                                                                                                               68,341,387

Industrials 11.5%
Aerospace & Defense 2.0%
Empresa Brasileira de Aeronautica SA (Preferred)                                           1,498,932            9,856,566

Airlines 0.5%
Gol-Linhas Aereas Inteligentes SA (Preferred)*                                               277,184            2,782,505

Electrical Equipment 7.5%
Weg SA (Preferred)                                                                        14,926,600           37,642,807

Road & Rail 0.7%
All America Latina Logistica (Preferred)*                                                    166,800            3,465,519

Transportation Infrastructure 0.8%
Companhia de Concessoes Rodoviarias                                                          324,000            4,176,076

Materials 30.1%
Chemicals 0.3%
Braskem SA "A" (Preferred)*                                                               51,500,000            1,714,865

Metals & Mining 22.1%
Caemi Mineracao e Metalurgica SA (Voting)*                                                14,490,500            9,123,085
Companhia Siderurgica Nacional SA (Voting)                                                 1,637,600           25,431,773
Companhia Vale do Rio Doce "A" (Preferred)**                                               2,118,912           40,614,333
Gerdau SA (Preferred)                                                                      1,889,360           30,795,444
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)                                       325,600            5,045,149
                                                                                                              -----------
                                                                                                              111,009,784

Paper & Forest Products 7.7%
Aracruz Celulos SA "B" (Preferred)                                                         5,109,599           16,871,149
Klabin SA (Preferred)                                                                      1,075,000            1,797,307
Votorantim Celulose e Papel SA (Preferred)                                               286,900,000           19,768,905
                                                                                                              -----------
                                                                                                               38,437,361

Telecommunication Services 6.6%
Diversified Telecommunication Services 3.0%
Brasil Telecom Participacoes SA (Preferred)                                            1,184,456,600            7,664,375
Brasil Telecom SA (Preferred)                                                            882,078,868            3,507,953
Telemar Norte Leste SA "A" (Preferred)                                                       219,434            3,875,976
                                                                                                              -----------
                                                                                                               15,048,304

Wireless Telecommunication Services 3.6%
Tele Centro Oeste Celular Participacoes SA (Preferred)*                                1,055,043,926            3,572,167
Tele Norte Leste Participacoes SA (Preferred)                                                848,205           11,169,961
Tele Norte Leste Participacoes SA                                                                 49                  608
Telesp Cellular Participacoes SA (Preferred)*                                          1,317,000,000            3,206,128
                                                                                                              -----------
                                                                                                               17,948,864

Utilities 6.6%
Electric Utilities 5.1%
Centrais Eletricas Brasileiras SA "B" (Preferred)                                        380,000,000            5,648,828
Companhia Energetica de Minas Gerais SA (Preferred)                                      842,171,369           17,733,024
Companhia Paranaense de Energia-Copel "B" (Preferred)                                    645,166,700            2,308,519
                                                                                                              -----------
                                                                                                               25,690,371

Multi-Utilities & Unregulated Power 0.5%
Ultrapar Participacoes SA (Preferred)                                                    143,748,000            2,312,337

Water Utilities 1.0%
Companhia Saneamento Basico do Sao Paulo SA (Voting)                                     106,400,000            4,987,663

                                                                                                              -----------
Total Equity Securities (Cost $180,566,439)                                                                   489,599,712

Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $8,230,590)                                                                          8,230,590            8,230,590

                                                                                                              -----------
                                                                                             % of
                                                                                          Net Assets             Value ($)
                                                                                          ----------             ---------

Total Investment Portfolio  (Cost $188,797,029)                                                 99.3          497,830,302
Other Assets and Liabilities, Net                                                                0.7            3,564,657
                                                                                                             ------------
Net Assets                                                                                     100.0          501,394,959
                                                                                                             ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** These shares have limited voting rights.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Brazil Fund


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Brazil Fund

By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    -----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004